SCHEDULE OF INVESTMENTS
Corporate Bond (in thousands)	MARCH 31, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value

AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	$296	$304
1.750%, 1-30-26	2,800	2,720
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	783	799
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	1,530	1,524
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	786	795
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	2,013	2,028
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B, 2.000%, 6-10-28	1,479	1,482
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	2,405	2,459

TOTAL ASSET-BACKED SECURITIES – 1.7%		$12,111

(Cost: $11,940)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 0.3%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	2,138	2,397

Cable & Satellite – 2.6%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.464%, 7-23-22	1,800	1,877
4.500%, 2-1-24	931	1,018
3.900%, 6-1-52	1,115	1,071
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):

3.900%, 3-1-38	500	561
4.600%, 10-15-38	1,125	1,358
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.250%, 11-1-39	3,875	3,992
Cox Communications, Inc.:
1.800%, 10-1-30(A)	1,850	1,712
2.950%, 10-1-50(A)	850	752
Omnicom Group, Inc. and Omnicom Capital, Inc., 3.650%, 11-1-24	1,260	1,370
Viacom, Inc., 4.750%, 5-15-25	4,000	4,525

		18,236

Integrated Telecommunication Services – 2.9%
AT&T, Inc.:
3.650%, 6-1-51	3,900	3,772
3.300%, 2-1-52	1,584	1,427
3.500%, 9-15-53(A)	1,800	1,663
3.550%, 9-15-55(A)	942	862
Sprint Corp., 7.875%, 9-15-23	1,992	2,277
Verizon Communications, Inc.:
2.100%, 3-22-28	975	979
2.550%, 3-21-31	1,000	999
4.500%, 8-10-33	3,500	4,065
4.812%, 3-15-39	1,684	2,016
2.650%, 11-20-40	1,250	1,142
2.987%, 10-30-56(A)	1,492	1,317

		20,519

Interactive Media & Services – 0.3%
Alphabet, Inc., 2.050%, 8-15-50	2,631	2,176

Movies & Entertainment – 1.1%
Netflix, Inc., 5.875%, 2-15-25	4,035	4,625
Walt Disney Co. (The):
4.125%, 6-1-44	1,724	1,959
3.600%, 1-13-51	1,175	1,251

		7,835

Publishing – 0.5%
Thomson Reuters Corp.:
3.350%, 5-15-26	1,090	1,178
5.850%, 4-15-40	1,500	1,915
5.650%, 11-23-43	117	147

		3,240

Wireless Telecommunication Service – 1.2%
Crown Castle Towers LLC, 3.663%, 5-15-25(A)	2,450	2,612
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	438	441
T-Mobile USA, Inc.:
3.500%, 4-15-25(A)	3,555	3,835
4.375%, 4-15-40(A)	1,025	1,139
3.300%, 2-15-51(A)	425	397

		8,424

Total Communication Services - 8.9%		62,827

Consumer Discretionary

Apparel Retail – 0.1%
Kohl’s Corp., 3.250%, 2-1-23	440	456

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp., 4.625%, 7-10-25	1,550	1,704

Automobile Manufacturers – 0.1%
Nissan Motor Co. Ltd., 3.522%, 9-17-25(A)	850	900

Automotive Retail – 0.6%
7-Eleven, Inc., 0.950%, 2-10-26(A)	2,650	2,581
AutoNation, Inc.:
3.500%, 11-15-24	675	727
4.750%, 6-1-30	900	1,038

		4,346

Casinos & Gaming – 0.3%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	1,250	1,248
GLP Capital L.P. and GLP Financing II, Inc.:
5.375%, 11-1-23	170	185
5.375%, 4-15-26	425	477

		1,910

Department Stores – 0.1%
Nordstrom, Inc., 2.300%, 4-8-24(A)	450	451

Education Services – 0.1%
University of Southern California, 3.028%, 10-1-39	500	531

Footwear – 0.7%
NIKE, Inc., 3.250%, 3-27-40	4,900	5,145

General Merchandise Stores – 0.3%
Dollar General Corp., 4.125%, 4-3-50	2,000	2,215

Home Improvement Retail – 0.7%
Home Depot, Inc. (The):
4.200%, 4-1-43	1,670	1,940
3.350%, 4-15-50	3,105	3,220

		5,160

Homebuilding – 1.8%
D.R. Horton, Inc., 2.600%, 10-15-25	3,080	3,240
Lennar Corp.:
4.125%, 1-15-22	1,250	1,269
4.750%, 11-15-22(B)	2,720	2,853
4.750%, 11-29-27(C)	725	832
NVR, Inc., 3.000%, 5-15-30	4,022	4,128

		12,322

Hotels, Resorts & Cruise Lines – 0.5%
Royal Caribbean Cruises Ltd., 3.700%, 3-15-28	3,500	3,226

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc., 3.875%, 8-22-37	5,027	5,760
Expedia Group, Inc., 6.250%, 5-1-25(A)	1,061	1,227

		6,987

Restaurants – 0.6%
Darden Restaurants, Inc.:

3.850%, 5-1-27	2,100	2,286
4.550%, 2-15-48	2,000	2,115

		4,401

Total Consumer Discretionary - 7.1%		49,754

Consumer Staples

Agricultural Products – 0.4%
Archer Daniels Midland Co., 3.250%, 3-27-30	2,000	2,149
Cargill, Inc., 3.875%, 5-23-49(A)	500	539

		2,688

Brewers – 0.7%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	4,515	5,289

Drug Retail – 0.8%
CVS Health Corp.:
4.100%, 3-25-25	1,613	1,787
3.750%, 4-1-30	883	963
4.780%, 3-25-38	2,175	2,567

		5,317

Food Distributors – 0.9%
McCormick & Co., Inc.:
3.500%, 9-1-23	771	819
0.900%, 2-15-26	3,147	3,068
Sysco Corp., 6.600%, 4-1-40	1,730	2,413

		6,300

Food Retail – 0.3%
Alimentation Couche-Tard, Inc.:
2.700%, 7-26-22(A)	570	585
2.950%, 1-25-30(A)	1,800	1,838

		2,423

Hypermarkets & Super Centers – 0.7%
Walmart, Inc., 4.050%, 6-29-48	4,385	5,192

Packaged Foods & Meats – 1.3%
Hormel Foods Corp., 1.800%, 6-11-30	2,510	2,411
Nestle Holdings, Inc.:
3.900%, 9-24-38(A)	2,480	2,845
4.000%, 9-24-48(A)	3,315	3,885

		9,141

Personal Products – 0.3%
Estee Lauder Co., Inc. (The), 4.150%, 3-15-47	1,875	2,174

Soft Drinks – 1.3%
Coca-Cola Co. (The), 2.000%, 3-5-31	1,335	1,305
Keurig Dr Pepper, Inc., 0.750%, 3-15-24	1,115	1,116
PepsiCo, Inc.:
3.450%, 10-6-46	1,500	1,586
3.375%, 7-29-49	2,175	2,247
3.625%, 3-19-50	2,325	2,564

		8,818

Tobacco – 0.7%
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	4,200	4,439
Philip Morris International, Inc., 2.875%, 5-1-24	585	621

		5,060

Total Consumer Staples - 7.4%		52,402

Energy

Integrated Oil & Gas – 0.3%
National Fuel Gas Co., 5.500%, 1-15-26	1,875	2,143

Oil & Gas Equipment & Services – 0.4%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 2.773%, 12-15-22	3,000	3,111

Oil & Gas Exploration & Production – 2.0%
BP Capital Markets plc (GTD by BP plc):
3.216%, 11-28-23	1,000	1,066
3.814%, 2-10-24	3,000	3,270
Cameron LNG LLC, 3.701%, 1-15-39(A)	750	796
Canadian Natural Resources Ltd.:
3.850%, 6-1-27	4,950	5,356
4.950%, 6-1-47	1,000	1,159
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11-15-34	218	242
EQT Corp.:
3.000%, 10-1-22(C)	1,450	1,474
7.875%, 2-1-25(B)	650	748

		14,111

Oil & Gas Storage & Transportation – 4.1%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	2,000	2,213
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	2,275	2,619
Colonial Pipeline Co., 4.250%, 4-15-48(A)	1,000	1,086
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	1,000	1,116
Energy Transfer Partners L.P.:
4.200%, 4-15-27	500	545
6.000%, 6-15-48	1,000	1,150
EQT Midstream Partners L.P., 4.750%, 7-15-23	337	350
Kinder Morgan, Inc., 5.550%, 6-1-45	1,000	1,196
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29(A)	2,409	2,443
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,097
4.500%, 12-15-26	1,750	1,920
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	2,500	2,776
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	1,500	1,613
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	2,000	2,520
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5-15-30	1,225	1,287
4.600%, 3-15-48	1,000	1,135
Williams Partners L.P., 4.850%, 3-1-48	3,250	3,608

		28,674

Total Energy - 6.8%		48,039

Financials

Asset Management & Custody Banks – 3.4%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	3,700	3,636

Bank of New York Mellon Corp. (The), 3.550%, 9-23-21	1,250	1,266
Blackstone Holdings Finance Co. LLC, 3.500%, 9-10-49(A)	1,058	1,066
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.), 3.450%, 4-15-50	1,150	1,089
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.350%, 4-15-30	2,000	2,258
Citadel Finance LLC, 3.375%, 3-9-26(A)	2,533	2,506
JAB Holdings B.V., 2.200%, 11-23-30(A)	3,495	3,283
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(A)	2,250	2,228
National Securities Clearing Corp., 1.500%, 4-23-25(A)	5,000	5,049
Owl Rock Capital Corp.:
5.250%, 4-15-24	675	736
4.000%, 3-30-25	1,025	1,074

		24,191

Consumer Finance – 1.1%
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	1,500	1,520
3.810%, 1-9-24	1,500	1,547
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	500	502
3.700%, 5-9-23	2,000	2,107
1.250%, 1-8-26	2,125	2,085

		7,761

Diversified Banks – 6.6%
Banco Santander S.A., 3.500%, 4-11-22	1,250	1,288
Bank of America Corp.:
3.974%, 2-7-30	2,500	2,775
2.496%, 2-13-31	4,000	3,963
2.592%, 4-29-31	3,675	3,667
1.898%, 7-23-31	1,350	1,268
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 0.965%, 2-5-26(D)	4,000	4,019
Citizens Bank N.A., 3.250%, 2-14-22	1,050	1,074
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)(C)	1,500	1,511
Danske Bank A.S., 2.700%, 3-2-22(A)	1,300	1,327
Fifth Third Bank N.A.:
2.250%, 6-14-21	500	501
3.350%, 7-26-21	1,500	1,511
ING Groep N.V., 3.550%, 4-9-24	1,325	1,426
Korea Development Bank, 3.000%, 3-19-22	1,125	1,153
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	500	511
3.218%, 3-7-22	2,000	2,053
Toronto-Dominion Bank, 3.250%, 3-11-24	1,275	1,371
U.S. Bancorp, 2.375%, 7-22-26	2,510	2,618
U.S. Bank N.A., 3.450%, 11-16-21	3,500	3,559
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,006

2.393%, 6-2-28	2,500	2,562
4.150%, 1-24-29	1,000	1,127
2.879%, 10-30-30	4,080	4,203
2.572%, 2-11-31	400	402
5.013%, 4-4-51	650	834
3.900%, 3-15-69	425	429

		46,158

Diversified Capital Markets – 0.3%
Credit Suisse Group AG, 3.574%, 1-9-23(A)	2,000	2,041

Financial Exchanges & Data – 0.7%
Intercontinental Exchange, Inc., 2.100%, 6-15-30	4,834	4,652

Insurance Brokers – 0.3%
Marsh & McLennan Cos., Inc., 2.750%, 1-30-22	2,000	2,036

Investment Banking & Brokerage – 4.4%
Charles Schwab Corp. (The), 1.650%, 3-11-31	3,150	2,942
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	1,000	1,025
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,000	1,002
2.905%, 7-24-23	1,000	1,029
4.250%, 10-21-25	3,250	3,628
3.500%, 11-16-26	2,000	2,168
4.223%, 5-1-29	3,500	3,926
4.017%, 10-31-38	2,700	2,994
Morgan Stanley:
4.875%, 11-1-22	2,931	3,125
3.875%, 1-27-26	3,850	4,281
1.794%, 2-13-32	3,525	3,290
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 1.618%, 10-24-23(D)	1,500	1,528

		30,938

Life & Health Insurance – 2.5%
Aflac, Inc., 4.750%, 1-15-49	2,250	2,789
MetLife Global Funding I, 1.950%, 9-15-21(A)	2,000	2,013
Metropolitan Life Insurance Co., 3.450%, 10-9-21(A)	3,000	3,049
New York Life Global Funding, 2.900%, 1-17-24(A)	5,500	5,844
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	3,197
Principal Life Global Funding II, 3.000%, 4-18-26(A)	1,000	1,069

		17,961

Multi-Line Insurance – 0.4%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	2,900	2,963

Other Diversified Financial Services – 4.7%
Citigroup, Inc.:
3.500%, 5-15-23	2,260	2,391
3.875%, 3-26-25	2,000	2,179
3.520%, 10-27-28	1,750	1,893
2.666%, 1-29-31	1,925	1,934
4.412%, 3-31-31	2,735	3,121
4.700%, 7-30-68	850	856
5.000%, 3-12-69	2,500	2,576
JPMorgan Chase & Co.:
3.875%, 9-10-24	1,424	1,561

3.220%, 3-1-25	6,000	6,401
4.493%, 3-24-31	3,000	3,456
2.522%, 4-22-31	4,000	3,992
4.000%, 10-1-68	1,650	1,634
5.000%, 2-1-69	1,000	1,034

		33,028

Specialized Finance – 0.8%
Fidelity National Financial, Inc., 3.400%, 6-15-30	1,850	1,931
LSEGA Financing plc, 2.500%, 4-6-31(A)	3,580	3,533

		5,464

Total Financials - 25.2%		177,193

Health Care

Biotechnology – 0.4%
Amgen, Inc., 4.950%, 10-1-41	2,250	2,790

Health Care Equipment – 0.6%
Becton Dickinson & Co., 2.894%, 6-6-22	2,559	2,626
Boston Scientific Corp., 3.850%, 5-15-25	1,575	1,740

		4,366

Health Care Facilities – 0.7%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5-1-23	175	189
5.875%, 5-1-23	1,125	1,225
5.875%, 2-1-29	350	408
5.250%, 6-15-49	945	1,156
Universal Health Services, Inc., 2.650%, 10-15-30(A)	1,735	1,675

		4,653

Health Care Services – 0.2%
CVS Caremark Corp., 3.875%, 7-20-25	1,250	1,382

Health Care Supplies – 0.3%
Dentsply Sirona, Inc., 3.250%, 6-1-30	1,923	2,010

Managed Health Care – 1.6%
Anthem, Inc., 2.250%, 5-15-30	3,350	3,297
Humana, Inc., 2.900%, 12-15-22	5,000	5,182
UnitedHealth Group, Inc.:
3.500%, 2-15-24	400	433
2.750%, 5-15-40	1,400	1,376
3.700%, 8-15-49	1,000	1,087

		11,375

Pharmaceuticals – 3.3%
Bayer U.S. Finance II LLC, 2.850%, 4-15-25(A)	2,880	2,961
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	1,500	1,520
Elanco Animal Health, Inc.:
4.912%, 8-27-21(B)	1,250	1,261
5.022%, 8-28-23(B)	1,500	1,614
Merck & Co., Inc.:
2.350%, 6-24-40	3,075	2,846
2.450%, 6-24-50	1,000	882
Novartis Capital Corp. (GTD by Novartis AG):
2.200%, 8-14-30	2,500	2,516
4.400%, 5-6-44	803	978
2.750%, 8-14-50	1,850	1,756
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
1.200%, 9-2-25(A)	4,290	4,201
3.300%, 9-2-40(A)	325	314
Zoetis, Inc.:
3.900%, 8-20-28	556	618

2.000%, 5-15-30	1,800	1,735

		23,202

Total Health Care - 7.1%		49,778

Industrials

Aerospace & Defense – 2.2%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	1,500	1,651
Boeing Co. (The):
2.950%, 2-1-30	3,000	2,991
5.150%, 5-1-30	1,000	1,152
3.750%, 2-1-50	3,375	3,233
Harris Corp., 5.054%, 4-27-45	1,500	1,862
Raytheon Technologies Corp., 3.125%, 7-1-50	1,075	1,041
Rockwell Collins, Inc., 2.800%, 3-15-22	1,500	1,532
United Technologies Corp., 4.625%, 11-16-48	1,850	2,214

		15,676

Agricultural & Farm Machinery – 0.3%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	1,850	1,900

Airlines – 0.6%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	3,000	3,043
Aviation Capital Group LLC, 3.500%, 11-1-27(A)	465	479
Sydney Airport Finance, 3.625%, 4-28-26(A)	1,000	1,078

		4,600

Building Products – 0.7%
Lennox International, Inc., 1.350%, 8-1-25	2,500	2,488
Masco Corp., 1.500%, 2-15-28	2,225	2,137

		4,625

Diversified Support Services – 0.4%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	1,500	1,614
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc., 1.750%, 4-10-26	900	894

		2,508

Electrical Components & Equipment – 0.2%
Vontier Corp., 2.400%, 4-1-28(A)	1,450	1,425

Environmental & Facilities Services – 1.1%
Republic Services, Inc.:
2.300%, 3-1-30	672	668
1.450%, 2-15-31	910	832
Waste Connections, Inc., 3.500%, 5-1-29	3,049	3,287
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 4.100%, 3-1-45	2,500	2,822

		7,609

Industrial Machinery – 0.2%
Roper Technologies, Inc., 2.950%, 9-15-29	1,721	1,792

Railroads – 0.8%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	1,000	1,182
Kansas City Southern, 4.300%, 5-15-43	1,475	1,617
Union Pacific Corp.:
3.550%, 8-15-39	1,875	1,992
3.250%, 2-5-50	1,000	985

		5,776

Research & Consulting Services – 1.2%
CoStar Group, Inc., 2.800%, 7-15-30(A)	3,431	3,354
IHS Markit Ltd., 5.000%, 11-1-22(A)	2,840	2,992
Verisk Analytics, Inc.:
4.125%, 3-15-29	500	556
3.625%, 5-15-50	1,735	1,705

		8,607

Total Industrials - 7.7%		54,518

Information Technology

Application Software – 1.6%
Adobe, Inc., 2.300%, 2-1-30	625	632
Autodesk, Inc., 2.850%, 1-15-30	3,500	3,592
Infor, Inc.:
1.450%, 7-15-23(A)	425	430
1.750%, 7-15-25(A)	3,270	3,305
NXP B.V. and NXP Funding LLC, 3.875%, 6-18-26(A)	2,800	3,082

		11,041

Communications Equipment – 0.4%
Motorola Solutions, Inc., 2.300%, 11-15-30	3,225	3,050

Data Processing & Outsourced Services – 2.9%
Fidelity National Information Services, Inc., 1.650%, 3-1-28	2,225	2,176
Fiserv, Inc., 3.850%, 6-1-25	3,646	4,005
Global Payments, Inc., 2.650%, 2-15-25	3,000	3,152
PayPal Holdings, Inc.:
2.650%, 10-1-26	2,050	2,169
2.300%, 6-1-30	2,600	2,576
3.250%, 6-1-50	1,100	1,094
Visa, Inc.:
2.700%, 4-15-40	4,897	4,796
4.300%, 12-14-45	415	500

		20,468

Electronic Components – 0.3%
Maxim Integrated Products, Inc.:
3.375%, 3-15-23	375	393
3.450%, 6-15-27	1,700	1,857

		2,250

Internet Services & Infrastructure – 0.2%
Baidu, Inc., 1.720%, 4-9-26	1,209	1,203

IT Consulting & Other Services – 0.3%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23(A)	2,213	2,313

Semiconductor Equipment – 0.2%
Lam Research Corp., 3.750%, 3-15-26	1,275	1,413

Semiconductors – 3.8%
Broadcom, Inc.:
3.625%, 10-15-24	2,443	2,658
4.700%, 4-15-25	2,500	2,818

Intel Corp.:
4.000%, 12-15-32	1,500	1,728
4.100%, 5-19-46	3,200	3,627
Microchip Technology, Inc., 3.922%, 6-1-21	2,750	2,766
QUALCOMM, Inc.:
2.150%, 5-20-30	1,000	991
4.800%, 5-20-45	500	628
4.300%, 5-20-47	1,500	1,766
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(A)	2,215	2,053
Texas Instruments, Inc.:
2.250%, 9-4-29	2,300	2,313
3.875%, 3-15-39	1,874	2,150
4.150%, 5-15-48	400	476
Xilinx, Inc., 2.375%, 6-1-30	2,625	2,566

		26,540

Systems Software – 1.3%
Fortinet, Inc.:
1.000%, 3-15-26	1,335	1,305
2.200%, 3-15-31	1,345	1,302
Microsoft Corp., 2.921%, 3-17-52	3,000	2,955
ServiceNow, Inc., 1.400%, 9-1-30	3,885	3,512

		9,074

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
3.850%, 5-4-43	1,350	1,527
4.650%, 2-23-46	1,739	2,162
3.850%, 8-4-46	1,800	2,018
2.950%, 9-11-49	725	694
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	965	1,027

		7,428

Total Information Technology - 12.1%		84,780

Materials

Construction Materials – 0.3%
Martin Marietta Materials, Inc., 3.500%, 12-15-27	1,371	1,501
Vulcan Materials Co., 3.900%, 4-1-27	425	477

		1,978

Fertilizers & Agricultural Chemicals – 0.5%
Mosaic Co. (The):
3.250%, 11-15-22	1,333	1,385
4.250%, 11-15-23	400	432
Nutrien Ltd., 5.250%, 1-15-45	1,320	1,632

		3,449

Metal & Glass Containers – 0.1%
Colonial Enterprises, Inc., 3.250%, 5-15-30(A)	700	740

Specialty Chemicals – 0.1%
Ecolab, Inc., 4.800%, 3-24-30	850	1,017

Total Materials - 1.0%		7,184

Real Estate

Diversified REITs – 0.2%
Spirit Realty L.P. (GTD by Spirit Realty Capital, Inc.):
2.100%, 3-15-28	1,340	1,303
2.700%, 2-15-32	215	204

		1,507

Industrial REITs – 0.4%
Aircastle Ltd., 5.500%, 2-15-22	598	622

Avolon Holdings Funding Ltd.:
3.625%, 5-1-22(A)	1,160	1,183
3.250%, 2-15-27(A)	1,000	991

		2,796

Residential REITs – 0.4%
American Homes 4 Rent:
4.250%, 2-15-28	1,140	1,250
4.900%, 2-15-29	1,222	1,396

		2,646

Retail REITs – 0.3%
Brixmor Operating Partnership L.P., 2.250%, 4-1-28	1,915	1,879

Specialized REITs – 3.0%
American Tower Corp.:
3.070%, 3-15-23(A)	1,500	1,518
3.000%, 6-15-23	2,500	2,631
4.400%, 2-15-26	1,000	1,126
American Tower Trust I, 3.652%, 3-23-28(A)	1,000	1,083
Crown Castle International Corp.:
3.150%, 7-15-23	175	185
3.200%, 9-1-24	1,250	1,342
1.050%, 7-15-26	2,500	2,421
4.000%, 3-1-27	2,000	2,215
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	1,615	1,798
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.):
2.900%, 11-15-24	1,639	1,732
3.450%, 11-15-29	1,505	1,547
EPR Properties, 4.950%, 4-15-28	720	741
Equinix, Inc., 2.625%, 11-18-24	2,535	2,671
VICI Properties L.P. and VICI Note Co., Inc., 4.625%, 12-1-29(A)	350	363

		21,373

Total Real Estate - 4.3%		30,201

Utilities

Electric Utilities – 3.6%
American Transmission Systems, Inc., 5.250%, 1-15-22(A)	450	464
Appalachian Power Co., 4.500%, 3-1-49	1,500	1,707
CenterPoint Energy, Inc.:
4.250%, 11-1-28	1,683	1,887
2.950%, 3-1-30	750	770
Commonwealth Edison Co., 3.650%, 6-15-46	3,000	3,198
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,430	1,495
Duke Energy Ohio, Inc., 4.300%, 2-1-49	410	467
Entergy Corp.:
0.900%, 9-15-25	1,300	1,270
3.750%, 6-15-50	1,200	1,204
FirstEnergy Corp.:
2.850%, 7-15-22	1,306	1,326
3.400%, 3-1-50	540	472
Georgia Power Co., 3.700%, 1-30-50	970	995
MidAmerican Energy Co., 3.950%, 8-1-47	2,000	2,221
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	2,000	2,344
Southern California Edison Co., 4.125%, 3-1-48	1,525	1,598

Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,736	2,132
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	277
4.300%, 10-15-48	1,250	1,464

		25,291

Gas Utilities – 0.4%
Southern California Gas Co., 4.300%, 1-15-49	2,505	2,959

Multi-Utilities – 1.5%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	1,500	1,740
Black Hills Corp., 4.350%, 5-1-33	2,000	2,230
Dominion Energy, Inc.:
3.600%, 3-15-27	2,000	2,208
4.600%, 3-15-49	1,200	1,423
Dominion Resources, Inc., 2.750%, 1-15-22	3,000	3,049

		10,650

Water Utilities – 0.4%
American Water Capital Corp., 4.150%, 6-1-49	2,500	2,876

Total Utilities - 5.9%		41,776

TOTAL CORPORATE DEBT SECURITIES – 93.5%		$658,452

(Cost: $653,620)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 2.559%, 3-25-35(D)	820	669

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$669

(Cost: $816)

MUNICIPAL BONDS - TAXABLE

New York – 0.5%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	2,705	3,677

Ohio – 0.3%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	2,000	2,278

TOTAL MUNICIPAL BONDS - TAXABLE – 0.8%		$5,955

(Cost: $4,705)

OTHER GOVERNMENT SECURITIES(E)

Canada – 0.5%
Province de Quebec, 7.140%, 2-27-26	2,500	3,171

Mexico – 0.2%

United Mexican States, 3.750%, 4-19-71	1,250	1,084

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$4,255

(Cost: $3,910)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 0.2%
Tennessee Valley Authority, 2.875%, 2-1-27	1,000	1,095

Mortgage-Backed Obligations – 0.0%
Government National Mortgage Association Agency REMIC/CMO, 0.004%, 6-17-45(F)	11	—	*

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,095

(Cost: $1,001)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 1.1%
U.S. Treasury Bonds, 1.875%, 2-15-51	3,500	3,107
U.S. Treasury Notes, 1.125%, 2-15-31	5,000	4,724

		7,831

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.1%		$7,831

(Cost: $7,851)

SHORT-TERM SECURITIES	Shares

Money Market Funds(H) – 1.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(G)	103	103
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	11,013	11,013

		11,116

TOTAL SHORT-TERM SECURITIES – 1.6%		$11,116

(Cost: $11,116)

TOTAL INVESTMENT SECURITIES – 99.7%		$701,484

(Cost: $694,959)

CASH AND OTHER ASSETS, NET OF LIABILITIES(I) – 0.3%		2,119

NET ASSETS – 100.0%		$703,603

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $132,556 or 18.8% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.
(C)	All or a portion of securities with an aggregate value of $1,970 are on loan.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at March 31, 2021.
(I)	Cash of $214 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Long	153	6-30-21	15,300	$20,033	$(184)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$12,111	$—
Corporate Debt Securities	—	658,452	—
Mortgage-Backed Securities	—	669	—
Municipal Bonds	—	5,955	—
Other Government Securities	—	4,255	—
United States Government Agency Obligations	—	1,095	—
United States Government Obligations	—	7,831	—

Short-Term Securities	11,116	—	—

Total	$11,116	$690,368	$—

Liabilities
Futures Contracts	$184	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$694,959

Gross unrealized appreciation	21,213

Gross unrealized depreciation	(14,688)

Net unrealized appreciation	$6,525